UNAUDITED AND AUDITED CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 991,566	$ 285,307		$ 37,645
Prepaid expenses and other current assets	52,500	133,876		526,674
Total Current Assets	1,044,066	419,183		1,067,275
Cash held in Trust Account	21,124,955	282,284,619		278,022,397
Total Assets	22,169,021	282,703,802		279,089,672
Current liabilities:
Accounts payable and accrued offering costs	5,817,528	4,711,990		5,682,639
Related party loans	412,395	2,812,395		1,412,295
Deferred credit liability	11,250,000	7,500,000
Total Current Liabilities	17,479,923	15,024,385		7,094,934
Warrant liability	733,739	472,512		13,340,717
Total Liabilities	18,213,662	15,496,897		28,940,751
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0		0
Additional paid-in capital	74,805	18,389,006		13,692,181
Retained Earnings (Accumulated Deficit)	1,698,017	2,188,367		(6,547,175)
Total Shareholders' Equity	1,773,701	20,578,418	$ 8,156,091	7,146,051	$ 5,000
Total Liabilities and Shareholders' Equity	22,169,021	282,703,802		279,089,672
Class A ordinary share
Shareholders' Equity
Common stock	184	350		350
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value of $10.15 and $10.00 per share as of December 31, 2022 and December 31, 2021, respectively	2,181,658	246,628,487		243,002,870
Class B Common Stock
Shareholders' Equity
Common stock	$ 695	$ 695		$ 695